ORGANIZATION (Tables)	6 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF CONSOLIDATION OF SUBSIDIARIES

The accompanying unaudited condensed consolidated financial statements reflect the activities of Digital Currency X and each of the following entities as of June 30, 2026 (entities marked with an asterisk were consolidated through their disposal on March 20, 2026):

	Date of incorporation	Place of incorporation	Percentage of ownership	Principal activities

Subsidiaries
Baoya New Energy (Shandong) Co., Ltd.*	October 21, 2021	The PRC	100.00%	Investment holding
Baoya New Energy Automobile Sale (Yantai) Co., Ltd.*	November 29, 2019	The PRC	93.92%	New energy vehicle sales
Baoya New Energy Automobile R&D (Xiangyang) Co., Ltd.*	May 25, 2022	The PRC	85.17%	Research and development of new energy vehicles
Baoya New Energy Automobile R&D Institution (Yantai) Co., Ltd.*	November 29, 2019	The PRC	85.17%	Research and development of new energy vehicles
Baoya Technology Holdings Limited*	July 12, 2021	BVI	100.00%	Investment holding
Baoyaev Group Limited*	July 28, 2021	Hong Kong	100.00%	Investment holding
Chijet Inc.*	July 6, 2021	Cayman Islands	100.00%	Investment holding
Dezhou Yarui New Energy Automobile Co., Ltd.*	February 1, 2016	The PRC	65.23%	R&D and manufacturing of new energy vehicles
Dezhou Yitu New Energy Automobile Co., Ltd.*	April 23, 2011	The PRC	86.43%	R&D and manufacturing of special electric vehicles
Faw Jilin Automobile Co., Ltd.*	June 20, 1984	The PRC	60.05%	Commercial vehicles, passenger vehicles manufacturing
Faw Jilin Automobile Sale Co., Ltd.*	June 23, 2021	The PRC	60.05%	Vehicle sales
Jupiter Wellness Acquisition Corp. (the “JWAC”)	September 14, 2021	Delaware, US	100.00%	Investment holding
Shandong Baoya New Energy Vehicle Co., Ltd.*	April 14, 2009	The PRC	85.17%	New energy vehicle production and manufacturing
Xiangyang Yazhi New Energy Automobile Co., Ltd.*	May 16, 2016	The PRC	85.17%	R&D and manufacturing of small new energy vehicles
Xiangyang Yazhi New Energy Automobile Sale Co., Ltd.*	July 22, 2016	The PRC	85.17%	Sales of small new energy vehicles
NexFi Inc	October 22, 2025	Wyoming, US	100.00%	Data and information service

*	The above subsidiaries were disposed on March 20, 2026. For further details, see Note 5 – Discontinued Operations.